Note 16 - Non-Controlling Interests (Details) - USD ($)		1 Months Ended
	Sep. 14, 2018	May 23, 2018	Feb. 28, 2018	Feb. 12, 2018
Wellcana
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	48.60%	34.00%		15.00%
Noncontrolling Interest, Period Increase (Decrease)	$ 2,900,000	$ 3,800,000	$ 3,000,000
GBSLA
Noncontrolling Interest, Explanation of Increase (Decrease)			Under the GBSLA operating agreement, Wellcana has the option to make additional capital contributions for the purchase of up to an additional 35% membership interest in GBSLA, at the rate of 5% membership interest per $1 million contributed.